PROPERTY, PLANT AND EQUIPMENT - Summary of Property, Plant and Equipment (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	SFr 2,295.7
Property, plant and equipment at period end	2,338.5	SFr 2,295.7
Distribution systems
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	681.7
Property, plant and equipment at period end	427.8	681.7
Customer premises equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	208.3
Property, plant and equipment at period end	232.8	208.3
Support equipment and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	1,058.2
Property, plant and equipment at period end	1,158.1	1,058.2
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	347.5
Property, plant and equipment at period end	519.7	347.5
Software
Reconciliation of changes in property, plant and equipment [abstract]
Reclassifications	(10.9)
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	5,484.5	5,163.9
Additions	408.0	377.2
Additions from business combinations		73.7
Retirements and disposals	(339.4)	(130.3)
Reclassifications	(76.4)	0.0
Other	(1.0)
Property, plant and equipment at period end	5,475.7	5,484.5
Cost | Distribution systems
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	3,311.0	3,060.6
Additions	257.3	280.5
Additions from business combinations		70.7
Retirements and disposals	(213.1)	(34.9)
Reclassifications	(233.9)	(65.9)
Other	0.0
Property, plant and equipment at period end	3,121.3	3,311.0
Cost | Customer premises equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	373.0	432.3
Additions	100.3	93.2
Additions from business combinations		0.0
Retirements and disposals	(101.0)	(93.3)
Reclassifications	(9.6)	(59.2)
Other	0.0
Property, plant and equipment at period end	362.7	373.0
Cost | Support equipment and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	1,452.9	1,423.3
Additions	50.4	3.5
Additions from business combinations		3.0
Retirements and disposals	(25.3)	(2.1)
Reclassifications	(6.1)	25.2
Other	0.0
Property, plant and equipment at period end	1,471.9	1,452.9
Cost | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	347.5	247.7
Additions	0.0	0.0
Additions from business combinations		0.0
Retirements and disposals	0.0	0.0
Reclassifications	173.2	99.9
Other	(1.0)
Property, plant and equipment at period end	519.7	347.5
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	(3,188.7)	(2,866.8)
Depreciation	(368.0)	(452.5)
Retirements and disposals	339.0	130.6
Reclassifications	65.5	0.0
Other	15.0
Property, plant and equipment at period end	(3,137.2)	(3,188.7)
Accumulated depreciation and impairment | Distribution systems
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	(2,629.3)	(2,326.1)
Depreciation	(287.1)	(290.8)
Retirements and disposals	213.1	34.9
Reclassifications	0.0	(47.3)
Other	9.8
Property, plant and equipment at period end	(2,693.5)	(2,629.3)
Accumulated depreciation and impairment | Customer premises equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	(164.7)	(249.0)
Depreciation	(67.9)	(69.1)
Retirements and disposals	100.7	93.3
Reclassifications	0.0	60.1
Other	2.0
Property, plant and equipment at period end	(129.9)	(164.7)
Accumulated depreciation and impairment | Support equipment and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	(394.7)	(291.7)
Depreciation	(13.0)	(92.6)
Retirements and disposals	25.2	2.4
Reclassifications	65.5	(12.8)
Other	3.2
Property, plant and equipment at period end	SFr (313.8)	SFr (394.7)